Related Parties - Summary of Remuneration of Key Management Personnel (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Remuneration Of Key Management Personnel [abstract]
Short-term benefits	[1]	$ 8.5	$ 8.5	$ 6.1
Share based payment	[2]	2.7	(1.0)	2.4
Total		$ 11.2	$ 7.5	$ 8.5

[1]	Includes wages, salaries, profit sharing, bonuses, and indemnities, as well as the compensation of external members engaged in the statutory advisory committees.
[2]	Share-based remuneration increased in 2023 with the appreciation of Embraer’s virtual shares in the market (Note 26) and reduced in 2022 due to the devaluation of shares in that period.